INCOME TAXES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax Operating Loss Carryforward - USA	$ 8,877,000	$ 6,830,000
Other	31,700	(61,300)
Valuation Allowance - USA	(8,908,700)	(6,768,700)
Deferred Tax Assets, Net	$ 0	$ 0